Commitments and Contingencies (Details Narrative) - USD ($)				1 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 07, 2015	Oct. 07, 2015	May 09, 2012	Jul. 28, 2016	May 27, 2016	Dec. 13, 2016	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Agreement term	10 years	10 years						0 years	9 years 2 months 19 days
Common stock issued on equity line of credit, Amount								$ 143,520
Interest on judgment payable								13,141
Judgment payable								340,647
Gain on settlement of judgment								53,788
10% Convertible note issued in settlement of judgment payable								$ 300,000
Collaborative Patent License Agreements [Member]
Sales revenue gross			10.00%
Agreement term			5 years
Typenex Judgment [Member]
Judgment settlement amount				$ 340,647
Judgment award interest rate				22.00%
Judgment settlement expenses				$ 300,000
Stock Purchase Agreement [Member]
Purchase of common stock					$ 2,000,000
Purchase of common stock discount rate					20.00%
Stock purchase agreement, Description					common stock during the five (5) previous business days and in an amount of the lesser of (i) $150,000 or (ii) 100% of the average daily trading volume of our common stock in the ten (10) business days immediately preceding the date we give notice to Redwood.
Common stock issued on equity line of credit, Amount						$ 143,520
Common stock issued on equity line of credit, Shares						27,952,890